Note 12 - Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Salaries, bonus and benefits	$ 3,020	$ 2,451
Engineering related expenses	688	572
Legal and audit fees	231	332
Shipping expenses	116	102
Value-added tax payable	100	77
Withholding tax payable	67	96
Promotional expenses	47	50
Payable for acquisition of equipment		3
Other accrued expenses	570	498
Total	$ 4,839	$ 4,181